Subsequent Events (Details) - USD ($)																																			6 Months Ended	12 Months Ended
	Jun. 01, 2025	Apr. 27, 2025	Mar. 06, 2025	Feb. 27, 2025	Nov. 26, 2024	Nov. 11, 2024	Aug. 31, 2024	Jul. 25, 2024	Jul. 17, 2024	Jun. 27, 2024	Dec. 22, 2023	Dec. 15, 2023	Dec. 12, 2023	Nov. 30, 2023	Nov. 27, 2023	Nov. 20, 2023	Nov. 03, 2023	Nov. 01, 2023	Oct. 27, 2023	Oct. 23, 2023	Oct. 20, 2023	Oct. 13, 2023	Oct. 06, 2023	Sep. 05, 2023	Jul. 10, 2023	Jun. 29, 2023	Jun. 20, 2023	May 03, 2023	Apr. 24, 2023	Feb. 01, 2023	Jan. 25, 2023	Jan. 13, 2023	Dec. 12, 2022	Sep. 15, 2022	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Settled an accounts payable liability																																			$ 2,244,848
Maturity date	Dec. 01, 2026																						Feb. 28, 2024						Apr. 24, 2024	Aug. 01, 2023		Jun. 13, 2023	Apr. 24, 2023	Mar. 31, 2023
Issued shares (in Shares)		500,000	90,000		39,824	333,333	125,000	100,000	726,769									10,000	4,500			11,507			18,481
Issued shares, value																		$ 46,512	$ 38,250
Interest rate																																				$ 18
Net payables for services																																				25,173
Outstanding settlement payments																																				480,000
Price per share (in Dollars per share)																				$ 8.5
New notes																																				25,000
Settlement and lease payment																																				$ 10,000
Shares issued (in Shares)											22,000	16,000	10,117	6,871	9,000	7,342	8,058			24,259	8,485			8,256			2,766
Sale of stock consideration received											$ 110,000	$ 80,000	$ 36,333	$ 30,000
Acquired equity percentage																																			1.00%
Treasury common shares (in Shares)																																			186	186		186
Warrant [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				7,006,500
(in Dollars per share)																																					$ 480
First April 2 2024 Loan Agreement [Member]
Subsequent Events [Line Items]
Maturity date																																			Sep. 30, 2025
Monthly payments																																			$ 3,500
November 22, 2024 Loan Agreement [Member]
Subsequent Events [Line Items]
Maturity date																																			Sep. 30, 2025
Monthly payments																																			$ 1,000
The Second September 2022 Loan Agreement [Member]
Subsequent Events [Line Items]
Settlement of loan																																			40,000
The April 2020 PPP Loan Agreement [Member]
Subsequent Events [Line Items]
Principal amount																																			200,118
Accrued interest																																			$ 2,287
MineralRite Corporation [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)			17,000,000
Acquired equity percentage																																				0.40%
shares received																																				$ 90,000
Enzolytics, Inc. [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				39,824
Treasury common shares (in Shares)																																				39,146,342
Acquisition of Flewber Global Inc [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				832,280
Acquisition consideration																																				$ 7,618,836
Cash proceeds																																				$ 276,140
Acquisition of Flewber Global Inc [Member] | Warrant [Member]
Subsequent Events [Line Items]
(in Dollars per share)																																				$ 1
Flewber debt investors [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																																				1,056,000
Flewber debt investors [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				1,149
Flewber debt and equity holders [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				503,558
Price per share (in Dollars per share)																																				$ 1
Consultant [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				125,000
Issued shares, value																																				$ 125,000
PIPE [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				1,064,250
Sale of stock consideration received																																				$ 1
Common Stock [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																										2,300										832,280
Issued shares, value																																				$ 276,140
Price per share (in Dollars per share)																															$ 240					$ 1
Conversion of stock (in Shares)										542,600																										360,400
Shares issued (in Shares)																												2,820			3,125
Common Stock [Member] | Acquisition of Flewber Global Inc [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				276,140
Shares issued (in Shares)																																				556,140
Series G Preferred Stock [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																			640	238
Issued shares, value				$ 14,400,000																															$ 192,000	$ 175,000
Price per share (in Dollars per share)																																			$ 0.5	$ 750
Conversion of stock (in Shares)																																				750
Series G Preferred Stock [Member] | Acquisition of Flewber Global Inc [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				9,342
Series G Preferred Stock [Member] | Settlement of Lease Agreements [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				480,000
Options [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)																																				6,375,000